Commitment and Contingencies - Other Commitments (Details) $ in Thousands	Jan. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2023	$ 25,379
2024	28,050
2025	30,120
2026	31,190
2027	32,725
Thereafter	33,427
Total purchase commitments	$ 180,891